Income Taxes (details) - NOL Carryforwards (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
United States [Member]
Net Operating Loss Carryforward
Net operating loss carryforward	$ 26
Canada [Member]
Net Operating Loss Carryforward
Net operating loss carryforward	100
United Kingdom [Member]
Net Operating Loss Carryforward
Net operating loss carryforward	$ 123